Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Cartesian Growth Corporation
Entity Central Index Key	0001838615
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer